INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before income taxes
Income before income taxes	$ 143,934	$ 83,251	$ 222,828
Current tax
Current tax	(38,261)	119,875	138,353
Deferred tax
Deferred tax	79,212	(101,899)	(88,841)
Total income tax expense
Total income tax expense	40,951	17,976	49,512
Canada
Income before income taxes
Income before income taxes	(30,524)	57,922	79,631
Current tax
Current tax	346	610	71,002
Deferred tax
Deferred tax	(6,464)	6,366	(44,548)
Total income tax expense
Total income tax expense	(6,118)	6,976	26,454
United States
Income before income taxes
Income before income taxes	(33,205)	(74,002)	(14,183)
Current tax
Current tax	(54,482)	96,172	40,567
Deferred tax
Deferred tax	67,426	(74,562)	(45,024)
Total income tax expense
Total income tax expense	12,944	21,610	(4,457)
PRC
Income before income taxes
Income before income taxes	173,266	152,588	174,201
Current tax
Current tax	(7,383)	29,181	20,154
Deferred tax
Deferred tax	23,452	(31,731)	7,305
Total income tax expense
Total income tax expense	16,069	(2,550)	27,459
Japan
Income before income taxes
Income before income taxes	28,164	7,981	14,284
Current tax
Current tax	31,266	3,381	5,388
Deferred tax
Deferred tax	(4,499)	361	58
Total income tax expense
Total income tax expense	26,767	3,742	5,446
United Kingdom
Income before income taxes
Income before income taxes	403	(25,781)	(7,536)
Current tax
Current tax		(206)	419
Deferred tax
Deferred tax	(353)
Total income tax expense
Total income tax expense	(353)	(206)	419
Others
Income before income taxes
Income before income taxes	5,830	(35,457)	(23,569)
Current tax
Current tax	(8,008)	(9,263)	823
Deferred tax
Deferred tax	(350)	(2,333)	(6,632)
Total income tax expense
Total income tax expense	$ (8,358)	$ (11,596)	$ (5,809)